Long-term Borrowings - Borrowings (Details) - Kouji Eguchi ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 JPY (¥)	Dec. 31, 2020 loan	Dec. 31, 2019
Debt Instrument [Line Items]
Number of loan agreements containing financial covenants	0	0
Class A Common
Debt Instrument [Line Items]
Ownership percentage		39.09%	48.04%